ALLIANCE UTILITY INCOME FUND

SEMI-ANNUAL REPORT
MAY 31, 1998

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                             ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

July 27, 1998

Dear Shareholder:

This semi-annual shareholder report reviews investment results and market activity for Alliance Utility Income Fund for the six and 12-month periods ended May 31, 1998. Total returns for your Fund are provided in the following table. For comparison, we have also supplied performance data for the Fund's benchmark, the New York Stock Exchange (NYSE) Utility Index, and for the S&P 500 Stock Index (S&P 500), and the Lipper Utility Funds Average (Lipper Average).

INVESTMENT RESULTS*
Periods Ended May 31, 1998
                                       TOTAL RETURNS
                                  6 MONTHS      12 MONTHS
                                 ---------      ---------
ALLIANCE UTILITY INCOME FUND
   Class A                         12.83%         35.92%
   Class B                         12.29%         34.88%
   Class C                         12.44%         35.04%

NYSE UTILITY INDEX                 14.71%         34.40%
S&P 500 STOCK INDEX                15.07%         30.06%
LIPPER UTILITY FUNDS AVERAGE       11.92%         27.63%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   THE NYSE UTILITY INDEX IS COMPRISED OF 373 UTILITY STOCKS AND IS ONE OF FOUR SUBGROUP INDICES OF THE NYSE COMPOSITE INDEX. THE NYSE COMPOSITE INDEX IS A CAPITALIZATION-WEIGHTED PRICE ONLY INDICATOR THAT MEASURES THE CHANGES IN AGGREGATE MARKET VALUE OF NYSE COMMON STOCKS, ADJUSTED TO ELIMINATE THE EFFECTS OF CAPITALIZATION CHANGES, NEW LISTINGS AND DELISTINGS. THE LIPPER UTILITY FUNDS AVERAGE (LIPPER AVERAGE) CONSISTS OF FUNDS WITH SIMILAR INVESTMENT OBJECTIVES TO THE ALLIANCE UTILITY INCOME FUND, ALTHOUGH THE INVESTMENT POLICIES OF FUNDS WITHIN THE LIPPER UNIVERSE MAY DIFFER. FOR THE SIX AND 12-MONTH PERIODS ENDED MAY 31, 1998, THE LIPPER AVERAGE CONSISTED OF 105 AND 95 FUNDS, RESPECTIVELY. THE S&P 500 STOCK INDEX IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES, AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX OR AN AVERAGE.


PERFORMANCE REVIEW
For the six-month period ended May 31, 1998 your Fund underperformed the NYSE Utility Index and the S&P 500, but outperformed its peer group as represented by the Lipper Average. For the 12-month period ended May 31, 1998, your Fund outperformed the NYSE Utility Index, the S&P 500, and the Lipper Average.

Utility stocks tend to perform well during times of market stress. The fourth quarter of 1997 witnessed the relatively sharp outperformance of utilities brought on by the Asian crisis. The first quarter of 1998 marked a reduction of Asian tensions and a return to higher comfort levels, and therefore, the utilities did not keep up with the consequent overall rise in the broader market. Telephone utilities outperformed electric utilities during the period, and as your Fund is underweighted in telephones relative to the NYSE Utility Index, your Fund's performance lagged that of its benchmark during the six months ended May 31, 1998.

INVESTMENT OUTLOOK
The stock market is navigating between a very strong domestic economy, in which interest rates threaten to rise to head off inflation, and a very weak situation in Asia. Equities are priced as though these two forces will balance, slowing the U.S. economy enough to keep interest rates low, but continuing to allow for decent earnings growth. This would extend the nearly perfect economic conditions of 1995, 1996 and 1997, which saw the S&P 500 increase by almost 150% since the end of 1994. If the balance tilts toward economic strength and rising interest rates, we would expect utilities stocks to resume their underperformance relative to the broader market. If the economy slows to a greater extent than currently envisioned, however, utilities may continue to benefit from the same factors that have led to their recent strength.


1



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

Thank you for your continued interest in the Alliance Utility Income Fund. We look forward to reporting to you on market activity and your Fund's investment results in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Paul Rissman
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

Alliance Utility Income Fund is an open-end, diversified investment portfolio that seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry. The Fund has the flexibility to purchase foreign as well as U.S. securities, and may hold up to 35% of its total assets in non-utility-related securities, such as U.S. Government securities, foreign government securities, and foreign and domestic corporate bonds.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      35.92%         30.11%
Since Inception*              12.18%         11.14%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      34.88%         30.88%
Since Inception*              11.37%         11.37%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      35.04%         34.04%
Since Inception*              11.42%         11.42%


SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1998)

                             CLASS A        CLASS B        CLASS C
                            ---------      ---------      ---------
1 Year                        42.41%         43.74%         46.64%
Since Inception*              12.76%         13.05%         13.08%


The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

SEC Average Annual Total Returns as of the most recent quarter-end reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 10/18/93 Class A, Class B; 10/27/93 Class C.
n/a: not applicable.


3



TEN LARGEST HOLDINGS
MAY 31, 1998 (UNAUDITED)                           ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                   COUNTRY          VALUE     NET ASSETS
-------------------------------------------------------------------------------
Energy East Corp.                      United States   $ 1,503,125       5.0%
FPL Group, Inc.                        United States     1,388,487       4.6
Pinnacle West Capital Corp.            United States     1,370,594       4.5
BellSouth Corp.                        United States     1,328,700       4.4
AES Trust I Series A 5.375% cv. pfd.   United States     1,194,000       4.0
TCI Communications, Inc.
  Series A cv. pfd.                    United States     1,158,750       3.8
Williams Cos., Inc. 3.50% pfd.         United States     1,140,938       3.8
CMS Energy Corp.                       United States     1,123,912       3.7
Ameritech Corp.                        United States     1,111,862       3.7
Merrill Lynch "Cox" STRYPES            United States     1,108,125       3.6
                                                       $12,428,493      41.1%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                SHARES*
                                                                     HOLDINGS
PURCHASES                                 COUNTRY           BOUGHT    5/31/98
-------------------------------------------------------------------------------
AES Trust I Series A 5.375% cv. pfd.   United States        16,000    16,000
Ameritech Corp.                        United States        19,600    26,200
BellSouth Corp.                        United States        10,000    20,600
Consolidated Edison, Inc.              United States        22,300    22,300
FPL Group, Inc.                        United States         5,000    22,600
NTL, Inc.                              United States        20,137    20,137
Pinnacle West Capital Corp.            United States        10,400    30,500
Telefonos de Mexico SA Series L (ADR)  Mexico                5,000    15,600
U.S. West Communications Group         United States        13,300    13,300


                                                                       HOLDINGS
SALES                                                        SOLD       5/31/98
-------------------------------------------------------------------------------
Allegheny Energy, Inc.                 United States        25,900        -0-
Edison International                   United States        31,000        -0-


*    Adjusted for a Stock Split.


4



PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)                           ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-91.6%
UNITED STATES INVESTMENTS-86.6%
UTILITIES-61.1%
ELECTRIC & GAS UTILITY-39.1%
AGL Resources, Inc.                               9,700      $   194,000
American Electric Power, Inc.                    22,500        1,020,937
CINergy Corp.                                    28,200          911,212
CMS Energy Corp.                                 25,800        1,123,912
Consolidated Edison, Inc.                        22,300          954,719
DPL, Inc.                                        34,200          589,950
Energy East Corp.                                37,000        1,503,125
FPL Group, Inc.                                  22,600        1,388,487
KeySpan Energy Corp.                              7,300          245,919
MCN Corp.                                         7,400          266,400
New Jersey Resources Corp.                        7,000          251,563
NIPSCO Industries, Inc.                          40,000        1,075,000
Northwest Natural Gas Co.                         8,400          231,000
Pacific Enterprises                               6,500          247,406
People's Energy Corp.                             5,700          210,188
Pinnacle West Capital Corp.                      30,500        1,370,594
Questar Corp.                                     5,500          223,094
                                                             ------------
                                                              11,807,506

TELEPHONE UTILITY-22.0%
Ameritech Corp.                                  26,200        1,111,862
AT&T Corp.                                       17,300        1,053,138
Bell Atlantic Corp.                               9,200          842,950
BellSouth Corp.                                  20,600        1,328,700
Frontier Corp.                                   10,000          304,375
Teleport Communications Group, Inc. Cl.A (a)     11,800          660,063
U.S. West Communications Group                   13,300          674,975
WorldCom, Inc. (a)                               15,000          682,500
                                                             ------------
                                                               6,658,563
                                                             ------------
                                                              18,466,069

CONSUMER SERVICES-16.2%
BROADCASTING & CABLE-16.2%
AirTouch Communications,
  Inc. Cl.C 4.25% cv. pfd.                       13,500          939,937
Cablevision Systems Corp.
  Series I 8.50% cv. pfd.                        20,000          885,000
Merrill Lynch "Cox" STRYPES                      30,000        1,108,125
NTL, Inc. (a)                                    20,137          818,066
TCI Communications, Inc.
  Series A cv. pfd.                              15,000        1,158,750
                                                             ------------
                                                               4,909,878

ENERGY-8.5%
DOMESTIC PRODUCERS-4.5%
Washington Gas Light Co.                          8,900          231,956
Williams Cos., Inc. 3.50% pfd.                    7,500        1,140,938
                                                             ------------
                                                               1,372,894

MISCELLANEOUS-4.0%
AES Trust I Series A 5.375% cv. pfd.             16,000        1,194,000
                                                             ------------
                                                               2,566,894

MULTI INDUSTRY COMPANY-0.8%
Southwest Gas Corp.                              11,100          242,812
Total United States Investments
  (cost $19,317,650)                                          26,185,653


5



PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
FOREIGN INVESTMENTS-5.0%
BRAZIL-1.1%
Telecomunicacoes Brasilieras SA (ADR)             3,000      $   319,875

MEXICO-2.4%
Telefonos de Mexico SA Series L (ADR)            15,600          740,025

PHILIPPINES-1.3%
Philippine Long Distance Telephone Co.
  3.50% cv. pfd. (GDS)                            7,800          385,125

SOUTH KOREA-0.2%
Korea Electric Power Corp.                        6,890           69,023
Total Foreign Investments
  (cost $1,470,758)                                            1,514,048
Total Common Stocks & Other Investments
  (cost $20,788,408)                                          27,699,701


                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-8.9%
COMMERCIAL PAPER-8.9%
American Express Co.
  5.50%, 6/01/98                                $   800      $   800,000
Prudential Funding Corp.
  5.55%, 6/02/98                                  1,900        1,899,707
Total Short-Term Investments
  (amortized cost $2,699,707)                                  2,699,707

TOTAL INVESTMENTS-100.5%
  (cost $23,488,115)                                          30,399,408
Other assets less liabilities-(0.5%)                            (148,576)

NET ASSETS-100%                                              $30,250,832


(a)  Non-income producing security.

     Glossary of Terms:
     ADR     - American Depositary Receipt.
     GDS     - Global Depositary Shares.
     STRYPES - Structured yield product exchangeable for stock.

     See notes to financial statements.


6



STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)                           ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $23,488,115)            $30,399,408
  Cash, at value (cost $48,898)                                          48,816
  Receivable for capital stock sold                                     154,310
  Dividends receivable                                                   76,724
  Deferred organization expenses                                         16,509
  Total assets                                                       30,695,767

LIABILITIES
  Payable for investment securities purchased                           296,187
  Distribution fee payable                                               22,085
  Payable for capital stock redeemed                                        103
  Accrued expenses                                                      126,560
  Total liabilities                                                     444,935

NET ASSETS                                                          $30,250,832

COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $     2,262
  Additional paid-in capital                                         22,991,310
  Undistributed net investment income                                    82,710
  Accumulated net realized gain on investments and
    foreign currency transactions                                       263,339
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities               6,911,211
                                                                    $30,250,832

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($6,195,499/
    462,106 shares of capital stock issued and outstanding)              $13.41
  Sales charge--4.25% of public offering price                              .60
  Maximum offering price                                                 $14.01

  CLASS B SHARES
  Net asset value and offering price per share ($19,744,265/
    1,477,337 shares of capital stock issued and outstanding)            $13.36

  CLASS C SHARES
  Net asset value and offering price per share ($4,258,581/
    318,144 shares of capital stock issued and outstanding)              $13.39

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($52,487 / 3,914 shares of capital stock issued and outstanding)     $13.41


See notes to financial statements.


7



STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)          ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld $2,711)     $ 441,609
  Interest                                                79,439      $521,048

EXPENSES
  Advisory fee                                           102,828
  Distribution fee - Class A                               7,974
  Distribution fee - Class B                              90,297
  Distribution fee - Class C                              19,985
  Custodian                                               44,640
  Administrative                                          39,217
  Audit and legal                                         32,070
  Registration                                            29,573
  Transfer agency                                         21,800
  Amortization of organization expenses                   14,245
  Printing                                                12,405
  Directors' fees                                         12,000
  Miscellaneous                                            1,264
  Total expenses                                         428,298
  Less: expenses waived and assumed by the Adviser
    (see Note B)                                        (144,028)
  Less: expense offset arrangement (see Note B)           (1,474)
  Net expenses                                                         282,796
  Net investment income                                                238,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                         266,197
  Net realized gain on foreign currency transactions                       393
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                      2,477,222
    Foreign currency denominated assets and liabilities                    (82)
  Net gain on investments and foreign currency transactions          2,743,730

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,981,982


See notes to financial statements.


8



STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

                                                  SIX MONTHS ENDED  YEAR ENDED
                                                      MAY 31,1998     NOV. 30,
                                                      (UNAUDITED)      1997
                                                     ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                              $   238,252   $   488,583
  Net realized gain on investments and
    foreign currency transactions                        266,590       850,732
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities        2,477,140     2,862,563
  Net increase in net assets from operations           2,981,982     4,201,878

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                              (61,717)     (111,424)
    Class B                                             (162,690)     (338,258)
    Class C                                              (36,514)      (82,571)
    Advisor Class                                           (620)       (1,240)
  Net realized gain on investments
    Class A                                             (157,473)      (39,294)
    Class B                                             (561,587)     (161,376)
    Class C                                             (128,179)      (40,093)
    Advisor Class                                         (1,582)         (394)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                              6,025,271    (1,337,490)
  Total increase                                       7,896,891     2,089,738

NET ASSETS
  Beginning of year                                   22,353,941    20,264,203
  End of period (including undistributed net
    investment income of $82,710 and $105,999,
    respectively)                                    $30,250,832   $22,353,941


See notes to financial statements.


9



NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)                           ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $189,000 have been deferred and are being amortized on a straight-line basis through October, 1998.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of intererst recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.


10



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed an annual basis of 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 1998, such reimbursement amounted to $144,028. The Adviser may terminate the voluntary waiver at any time.

Pursuant to the advisory agreement, the Fund paid $39,217 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $11,475 for the six months ended May 31, 1998.

In addition, for the six months ended May 31, 1998, the Fund's expenses were reduced by $1,474 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the statement of operations excludes these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $1,794 from the sale of Class A shares and $15,967 and $133 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended May 31, 1998.

Brokerage commissions paid on investment transactions for the six months ended May 31, 1998 amounted to $8,505, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,733,809 and $487,783 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $5,387,433 and $2,205,724, respectively, for the six months ended May 31, 1998. There were no purchases or sales of U.S. government and government agency obligations for the six months ended May 31, 1998.

At May 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $7,193,770 and gross unrealized depreciation of investments was $282,477 resulting in net unrealized appreciation of $6,911,293.

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                  SHARES                        AMOUNT
                                    ------------------------------- -------------------------------
                                    SIX MONTHS ENDED    YEAR ENDED  SIX MONTHS ENDED    YEAR ENDED
                                      MAY 31, 1998     NOVEMBER 30,   MAY 31, 1998     NOVEMBER 30,
                                       (UNAUDITED)          1997       (UNAUDITED)         1997
                                     --------------  --------------  --------------  --------------
CLASS A
Shares sold                                135,680       1,730,017     $ 1,771,315    $ 18,036,414
Shares issued in reinvestment of
  dividends and distributions               15,329          10,445         193,098         111,231
Shares converted from Class B               19,568          30,673         260,322         341,346
Shares redeemed                            (38,231)     (1,752,374)       (501,780)    (18,288,355)
Net increase                               132,346          18,761     $ 1,722,955    $    200,636

CLASS B
Shares sold                                471,973         213,929     $ 6,111,057    $  2,341,751
Shares issued in reinvestment of
  dividends and distributions               28,067          22,683         352,385         239,712
Shares converted to Class A                (19,629)        (30,725)       (260,322)       (341,346)
Shares redeemed                           (189,784)       (301,747)     (2,475,819)     (3,266,806)
Net increase (decrease)                    290,627         (95,860)    $ 3,727,301    $ (1,026,689)


12



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

                                                  SHARES                        AMOUNT
                                    ------------------------------- -------------------------------
                                    SIX MONTHS ENDED    YEAR ENDED  SIX MONTHS ENDED    YEAR ENDED
                                      MAY 31, 1998     NOVEMBER 30,   MAY 31, 1998     NOVEMBER 30,
                                       (UNAUDITED)          1997       (UNAUDITED)         1997
                                     --------------  --------------  --------------  --------------
CLASS C
Shares sold                                 52,168          49,448      $  680,345     $   526,128
Shares issued in reinvestment of
  dividends and distributions               11,933           9,866         149,926         104,557
Shares redeemed                            (19,517)       (104,622)       (262,218)     (1,144,329)
Net increase (decrease)                     44,584         (45,308)     $  568,053     $  (513,644)

ADVISOR CLASS
Shares sold                                    483             627      $    6,475     $     6,498
Shares issued in reinvestment of
  dividends and distributions                  175             154           2,201           1,633
Shares redeemed                               (126)           (524)         (1,714)         (5,924)
Net increase                                   532             257      $    6,962     $     2,207


NOTE F: CONCENTRATION OF RISK
The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.


13



FINANCIAL HIGHLIGHTS                               ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS A
                                            --------------------------------------------------------------------------------
                                                                                                                 OCTOBER 18,
                                               SIX MONTHS                                                          1993(A)
                                                  ENDED                    YEAR ENDED NOVEMBER 30,                   TO
                                              MAY 31, 1998   -------------------------------------------------  NOVEMBER 30,
                                              (UNAUDITED)       1997         1996         1995         1994         1993
                                            ---------------  -----------  -----------  -----------  ----------  ------------
Net asset value, beginning of period          $12.48          $10.59       $10.22       $ 8.97        $9.92       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .15(c)          .32(c)       .18(c)       .27(c)       .42          .02
Net realized and unrealized gain (loss)
  on investment transactions                    1.41            2.04          .65         1.43         (.89)        (.10)
Net increase (decrease) in net asset
  value from operations                         1.56            2.36          .83         1.70         (.47)        (.08)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.16)           (.34)        (.46)        (.45)        (.48)          -0-
Distributions from net realized gains           (.47)           (.13)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.63)           (.47)        (.46)        (.45)        (.48)          -0-
Net asset value, end of period                $13.41          $12.48       $10.59       $10.22        $8.97       $ 9.92

TOTAL RETURN
Total investment return based on net
  asset value (d)                              12.83%          23.10%        8.47%       19.58%       (4.86)%       (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,196          $4,117       $3,294       $2,748       $1,068         $229
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.51%(e)(f)     1.50%        1.50%        1.50%        1.50%        1.50%(e)
  Expenses, before waivers/reimbursements       2.53%(e)        3.55%        3.38%        4.86%       13.72%      145.63%(e)
  Net investment income                         2.30%(e)        2.89%        1.67%        2.48%        4.13%        2.35%(e)
Portfolio turnover rate                            9%             37%          98%         162%          30%          11%


See footnote summary on page 16.


14



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS B
                                            --------------------------------------------------------------------------------
                                                                                                                 OCTOBER 18,
                                               SIX MONTHS                                                          1993(A)
                                                  ENDED                    YEAR ENDED NOVEMBER 30,                   TO
                                              MAY 31, 1998   -------------------------------------------------  NOVEMBER 30,
                                              (UNAUDITED)       1997         1996         1995         1994         1993
                                            ---------------  -----------  -----------  -----------  ----------  ------------
Net asset value, beginning of period          $12.46          $10.57       $10.20        $8.96        $9.91       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .11(c)          .25(c)       .10(c)       .18(c)       .37          .01
Net realized and unrealized gain (loss)
  on investment transactions                    1.38            2.04          .67         1.45         (.91)        (.10)
Net increase (decrease) in net asset
  value from operations                         1.49            2.29          .77         1.63         (.54)        (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.12)           (.27)        (.40)        (.39)        (.41)          -0-
Distributions from net realized gains           (.47)           (.13)          -0-          -0-          -0-          -0-

Total dividends and distributions               (.59)           (.40)        (.40)        (.39)        (.41)          -0-
Net asset value, end of period                $13.36          $12.46       $10.57       $10.20        $8.96        $9.91

TOTAL RETURN
Total investment return based on net
  asset value (d)                              12.29%          22.35%        7.82%       18.66%       (5.59)%       (.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $19,744         $14,782      $13,561      $10,988       $2,353         $244
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.21%(e)(f)     2.20%        2.20%        2.20%        2.20%        2.20%(e)
  Expenses, before waivers/reimbursements       3.26%(e)        4.28%        4.08%        5.34%       14.42%      133.62%(e)
  Net investment income                         1.60%(e)        2.27%         .95%        1.60%        3.53%        2.84%(e)
Portfolio turnover rate                            9%             37%          98%         162%          30%          11%


See footnote summary on page 16.


15



FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       CLASS C
                                            --------------------------------------------------------------------------------
                                                                                                                OCTOBER 27,
                                              SIX MONTHS                                                          1993(G)
                                                 ENDED                     YEAR ENDED NOVEMBER 30,                   TO
                                              MAY 31, 1998   -------------------------------------------------  NOVEMBER 30,
                                              (UNAUDITED)       1997         1996         1995         1994         1993
                                            ---------------  -----------  -----------  -----------  ----------  ------------
Net asset value, beginning of period          $12.47          $10.59       $10.22       $ 8.97        $9.92       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .10(c)          .25(c)       .11(c)       .18(c)       .39          .01
Net realized and unrealized gain (loss)
  on investment transactions                    1.41            2.03          .66         1.46         (.93)        (.09)
Net increase (decrease) in net asset
  value from operations                         1.51            2.28          .77         1.64         (.54)        (.08)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.12)           (.27)        (.40)        (.39)        (.41)          -0-
Distributions from net realized gains           (.47)           (.13)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.59)           (.40)        (.40)        (.39)        (.41)          -0-
Net asset value, end of period                $13.39          $12.47       $10.59       $10.22        $8.97       $ 9.92

TOTAL RETURN
Total investment return based on net
asset value (d)                                12.44%          22.21%        7.81%       18.76%       (5.58)%       (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,259          $3,413       $3,376       $3,500       $2,651          $18
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.21%(e)(f)     2.20%        2.20%        2.20%        2.20%        2.20%(e)
  Expenses, before waivers/reimbursements       3.28%(e)        4.28%        4.07%        5.99%       14.42%      148.03%(e)
  Net investment income                         1.59%(e)        2.27%         .94%        1.88%        3.60%        3.08%(e)
Portfolio turnover rate                            9%             37%          98%         162%          30%          11%


See footnote summary on page 16.


16



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           ADVISOR CLASS
                                           ------------------------------------------
                                                                          OCTOBER 2,
                                               SIX MONTHS                   1996(G)
                                                 ENDED      YEAR ENDED        TO
                                             MAY 31, 1998     NOV. 30,     NOV. 30,
                                              (UNAUDITED)       1997         1996
                                           ----------------  ----------  ------------
Net asset value, beginning of period          $12.49          $10.59       $ 9.95

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .17             .36          .03
Net realized and unrealized gain
  on investment transactions                    1.40            2.04          .61
Net increase in net asset
  value from operations                         1.57            2.40          .64

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.18)           (.37)          -0-
Distributions from net realized gains           (.47)           (.13)          -0-
Total dividends and distributions               (.65)           (.50)          -0-
Net asset value, end of period                $13.41          $12.49       $10.59

TOTAL RETURN
Total investment return based on net
  asset value (d)                              12.88%          23.57%        6.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)        $52             $42          $33
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.21%(e)(f)     1.20%        1.20%(e)
  Expenses, before waivers/reimbursements       2.27%(e)        3.29%        3.48%(e)
  Net investment income                         2.59%(e)        3.28%        4.02%(e)
Portfolio turnover rate                            9%             37%          98%


(a)  Commencement of operations.

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the six month ended May 31, 1998, the ratios of expenses net of waivers/reimbursements to average net assets were 1.50%, 2.20%, 2.20% and 1.20% for Class A, B, C and Advisor Class shares, respectively.

(g)  Commencement of distribution.


17



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PAUL C. RISSMAN, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
ANNIE TSAO, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036


(1)  Member of the Audit Committee.

     The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


18



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


19



ALLIANCE UTILITY INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

UIFSR